Allowance for Probable Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing receivable recorded investment
Past due 30-59 days	$ 48,472	$ 16,870
Past due 60-89 days	19,594	9,434
Past due 90 days or greater	71,614	88,529
Past due 90 days or greater and still accruing	14,288	19,848	12,089
Past due, total	139,680	114,833
Loans, current	4,913,795	5,295,170
Portfolio, total	5,053,475	5,410,003
Commercial
Financing receivable recorded investment
Past due 30-59 days	5,180	3,734
Past due 60-89 days	1,369	861
Past due 90 days or greater	1,842	23,239
Past due 90 days or greater and still accruing	1,490	1,029
Past due, total	8,391	27,834
Loans, current	765,425	802,690
Portfolio, total	773,816	830,524
Commercial real estate: other construction and land development
Financing receivable recorded investment
Past due 30-59 days	23,426	2,685
Past due 60-89 days	4,360	2,896
Past due 90 days or greater	49,887	50,618
Past due 90 days or greater and still accruing	979	11,507
Past due, total	77,673	56,199
Loans, current	1,195,716	1,417,272
Portfolio, total	1,273,389	1,473,471
Commercial real estate: farmland and commercial
Financing receivable recorded investment
Past due 30-59 days	9,467	3,077
Past due 60-89 days	10,269	817
Past due 90 days or greater	7,879	6,600
Past due 90 days or greater and still accruing	1,231	1,585
Past due, total	27,615	10,494
Loans, current	1,637,072	1,678,069
Portfolio, total	1,664,687	1,688,563
Commercial real estate: multifamily
Financing receivable recorded investment
Past due 30-59 days	450	73
Past due 60-89 days		185
Past due 90 days or greater	411	473
Past due, total	861	731
Loans, current	120,738	96,060
Portfolio, total	121,599	96,791
Residential: first lien
Financing receivable recorded investment
Past due 30-59 days	6,207	4,884
Past due 60-89 days	2,757	3,436
Past due 90 days or greater	10,295	5,136
Past due 90 days or greater and still accruing	9,382	3,472
Past due, total	19,259	13,456
Loans, current	476,463	519,999
Portfolio, total	495,722	533,455
Residential: junior lien
Financing receivable recorded investment
Past due 30-59 days	1,433	703
Past due 60-89 days	378	272
Past due 90 days or greater	368	457
Past due 90 days or greater and still accruing	320	277
Past due, total	2,179	1,432
Loans, current	397,969	414,095
Portfolio, total	400,148	415,527
Consumer
Financing receivable recorded investment
Past due 30-59 days	1,643	1,518
Past due 60-89 days	408	587
Past due 90 days or greater	912	1,505
Past due 90 days or greater and still accruing	866	1,477
Past due, total	2,963	3,610
Loans, current	91,146	122,437
Portfolio, total	94,109	126,047
Foreign
Financing receivable recorded investment
Past due 30-59 days	666	196
Past due 60-89 days	53	380
Past due 90 days or greater	20	501
Past due 90 days or greater and still accruing	20	501
Past due, total	739	1,077
Loans, current	229,266	244,548
Portfolio, total	$ 230,005	$ 245,625